NOTE 17. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 17. Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 2,998	$ 3,257	$ 2,921